Stock Based Compensation - Stock-based Compensation Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation
Total stock-based compensation expense	$ 23,757	$ 1,237	$ 6,680
Research and development
Stock Based Compensation
Total stock-based compensation expense	6,110	181	361
Sales and marketing
Stock Based Compensation
Total stock-based compensation expense	4,505	111	114
General and administrative
Stock Based Compensation
Total stock-based compensation expense	$ 13,142	$ 945	$ 6,205